Prepaid Expenses and Other Current Assets, Net - Schedule of Prepayments and Other Current Assets, Net (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Prepayments and Other Current Assets, Net [Abstract]
Tax refunds	[1]	$ 402,048	$ 512,292
Deposits		436,450	204,652
Advance to suppliers		35,128	324,243
Prepaid expenses	[2]	1,808,887	8,224
Others		7,068	4,276
Prepayments and other current assets, net		$ 2,689,581	$ 1,053,687

[1]	Tax refunds consist of consumption tax and VAT refund for export business. The Group is eligible for consumption tax and VAT refund for cross-border products sales in Japan and China.
[2]	The Company signed a service agreement with consulting management company Hermann Limited in December 2023, providing corporate management and investment and financing consulting services for the company for three years, with contract amount of $2,060,000. For the year ended September 30, 2024, the amortized expense amount is $572,222, and the remaining amount is $1,487,778. The other $315,908 is the prepaid service fee for issuing convertible bonds. The rest amount of $5,201 is for other prepaid network and software expenses.